Federated Equity Income Fund, Inc.
Federated Income Securities Trust
Federated Capital Income Fund
Federated International Series, Inc.
Federated Global Total Return Bond Fund
Federated World Investment Series, Inc.
Federated International Small-Mid Company Fund
Federated Emerging Market Debt Fund
FOR PURPOSES OF THIS SUPPLEMENT, ALL SHARE CLASSES OF THE ABOVE-NAMED FUNDS ARE INCLUDED

SUPPLEMENT TO CURRENT SUMMARY PROSPECTUSES
1. Under the section entitled “Fund Summary Information,” please add the following to the end of the “Risk/Return Summary: Fees and Expenses” introductory paragraph:
“If you purchase the Fund's Institutional Shares through a broker acting as an agent on behalf of its customers, you may be required to pay a commission to such broker; such commissions, if any, are not reflected in the Example below.”
July 3, 2017
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
Q453882 (7/17)
Federated is a registered trademark of Federated Investors, Inc.
2017 ©Federated Investors, Inc.